Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 11: TRANSACTIONS WITH RELATED PARTIES
     Office rent: On January 2, 2006, Navios Corporation and Navios ShipManagement Inc., two wholly owned subsidiaries of Navios Holdings, entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreements provide for the leasing of two facilities located in Piraeus, Greece of approximately 2,034.3 square meters to house the operations of most of the Company's subsidiaries. The total annual lease payments are in the aggregate €492 (approximately $619) and the lease agreements expire in 2017. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
On October 31, 2007, Navios ShipManagement Inc. entered into a lease agreement with Emerald Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreement initially provided for the leasing of one facility in Piraeus, Greece of approximately 1,376.5 square meters to house part of the operations of the Company. On October 29, 2010, the existing lease agreement was amended to provide Navios ShipManagement Inc. with a lease for 1,122.75 square meters. The total annual lease payments are €379 (approximately $477) and the lease agreement expires in 2019. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
     On October 29, 2010, Navios Tankers Management Inc. entered into a lease agreement with Emerald Ktimatiki-Ikodomiki-Touristiki and Xenodohiaki Anonimos Eteria, both of which are Greek corporations that are currently majority owned by Angeliki Frangou, Navios Holdings' Chairman and Chief Executive Officer. The lease agreement provides for the leasing of one facility in Piraeus, Greece, of approximately 253.75 square meters to house part of the operations of the Company. The total annual lease payments are €81 (approximately $102) and the lease agreement expires in 2019. These payments are subject to annual adjustments starting from the third year, which are based on the inflation rate prevailing in Greece as reported by the Greek State at the end of each year.
     Purchase of services: The Company utilizes Acropolis Chartering and Shipping Inc. ("Acropolis"), a brokerage firm for freight and shipping charters, as a broker. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings has agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. Commissions paid to Acropolis for the three month periods ended June 30, 2012 and 2011 were $0 and $17, respectively, and for the six months periods ended June 30, 2012 and 2011 were $48 and $17, respectively. During the six month periods ended June 30, 2012 and 2011, the Company received dividends of $140 and $0, respectively, and during the three month periods ended June 30, 2012 and 2011, the Company received no dividends. Included in the trade accounts payable at June 30, 2012 and December 31, 2011 was an amount of $98 and $125, respectively, which was due to Acropolis.

Vessels charter hire: In February 2012, the Company chartered in from Navios Partners the Navios Apollon, a 2000-built Ultra-Handymax vessel of 52,073 dwt. The term of this charter is approximately two years at a net daily rate of $12,500 per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings. In May 2012, the Company chartered in from Navios Partners the Navios Prosperity, a 2007-built Panamax vessel of 82,535 dwt. The term of this charter is approximately one year at a net daily rate of $12,000 per day, plus profit sharing. The owners will receive 100% of the first $1,500 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. Total charter hire expense for both vessels for the three month and six month periods ended June 30, 2012 were $1,529 and $2,088, respectively, and was included in the statement of comprehensive income under “Time charter, voyage and port terminal expenses”.
     Management fees: Pursuant to a management agreement dated November 16, 2007, Navios Holdings provides commercial and technical management services to Navios Partners' vessels for a daily fixed fee of $4 per owned Panamax vessel and $5 per owned Capesize vessel. This daily fee covers all of the vessels' operating expenses, including the cost of drydock and special surveys. The daily initial term of the agreement is five years commencing from November 16, 2007. On October 27, 2009, the fixed fee period was extended for two years and the daily fees were amended to $4.5 per owned Ultra Handymax vessel, $4.4 per owned Panamax vessel and $5.5 per owned Capesize vessel. In October 2011, the fixed fee period was further extended until December 31, 2017 and the daily fees were amended to $4.7 per owned Ultra Handymax vessel, $4.6 per owned Panamax vessel and $5.7 per owned Capesize vessel until December 31, 2013. From January 2014 to December 2017, Navios Partners will reimburse Navios Holdings for all of the actual operating costs and expenses in connection with the management of Navios Partners' fleet. Total management fees for the three month periods ended June 30, 2012 and 2011 amounted to $7,322 and $6,466, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $14,557 and $12,514, respectively.
     Pursuant to a management agreement dated May 28, 2010, as amended on September 10, 2010 and May 4, 2012, for five years from the closing of Navios Acquisition's initial vessel acquisition, Navios Holdings provides commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $10.0 per owned VLCC vessel. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. During the remaining one year of the term of the management agreement, Navios Acquisition expects that it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses will be fixed under this agreement for up to $300 per vessel and will be reimbursed at cost for VLCC vessels. Total management fees for the three month periods ended June 30, 2012 and 2011 amounted to $11,102 and $8,056, respectively, and for the six month period ended June 30, 2012 and 2011, amounted to $22,057 and $15,640, respectively. As of March 30, 2012, Navios Acquisition may, upon request, reimburse the manager partially or fully for drydocking and other extraordinary fees and expenses under the management agreement at a later date, but not later than January 4, 2014, bearing interest of 1% over LIBOR. The management fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.
     General & administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, as amended on October 21, 2011, Navios Holdings provides administrative services to Navios Partners. Such services include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2012 and 2011 amounted to $909 and $847, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $1,809 and $1,647, respectively.
     On May 28, 2010, Navios Acquisition entered into an administrative services agreement, expiring May 28, 2015, with Navios Holdings, pursuant to which Navios Holdings provides office space and certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2012 and 2011 amounted to $492 and $338, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $976 and $654, respectively. The general and administrative fees have been eliminated upon consolidation of Navios Acquisition through March 30, 2011.
On April 12, 2011, Navios Holdings entered into an administrative services agreement with Navios Logistics for a term of five years, pursuant to which Navios Holdings will provide certain administrative management services to Navios Logistics. Such services include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total general and administrative fees charged for the three month periods ended June 30, 2012 and 2011 amounted to $150 and $125, respectively, and for the six month periods ended June 30, 2012 and 2011 amounted to $300 and $125, respectively. The general and administrative fees have been eliminated upon consolidation.
     Balance due from affiliate: Balance due from affiliate as of June 30, 2012 amounted to $89,031 (December 31, 2011: $49,404) which included the current amounts due from Navios Partners and Navios Acquisition, which were $16,780 and $47,780, respectively, and the non current amount of $24,471 due from Navios Acquisition. The remaining balances mainly consisted of management fees, administrative fees, drydocking and other expenses and other amounts payable.
   Omnibus agreements: Navios Holdings entered into an omnibus agreement with Navios Partners (the "Partners Omnibus Agreement") in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years. The Partners Omnibus Agreement was amended in June 2009 to release Navios Holdings for two years from restrictions on acquiring Capesize and Panamax vessels from third parties. Navios Acquisition entered into an omnibus agreement (the "Acquisition Omnibus Agreement") with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
     Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognizes the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and defers recognition of the gain to the extent of its own ownership interest in Navios Partners (the "deferred gain"). Subsequently, the deferred gain is amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain is accelerated in the event that (i) the vessel is subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company's ownership interest in Navios Partners is reduced. In connection with the public offerings of common units by Navios Partners, a pro rata portion of the deferred gain is released to income upon dilution of the Company's ownership interest in Navios Partners. On June 15, 2012, the Company sold the Navios Buena Ventura to Navios Partners, see Note 5. As of June 30, 2012 and December 31, 2011, the unamortized deferred gain for all vessels and rights sold totaled $33,712 and $41,002, respectively, and for the three months ended June 30, 2012 and 2011, Navios Holdings recognized $4,684 and $4,344, respectively, of the deferred gain in "Equity in net earnings of affiliated companies". For the six months ended June 30, 2012 and 2011, Navios Holdings recognized $7,399 and $6,535, respectively, of the deferred gain in "Equity in net earnings of affiliated companies".
     Purchase of Shares in Navios Acquisition: Refer to Note 3 for transactions related to the share purchase of Navios Acquisition.
     The Navios Holdings Credit Facility: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings and Navios Holdings received $400 as an arrangement fee. The $40,000 facility has a margin of LIBOR plus 300 basis points and a term of 18 months, maturing on April 1, 2012. Pursuant to an amendment in October 2010, the facility will be available for multiple drawings up to a limit of $40,000. Pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. In October 2010 and during the first half of 2011, Navios Acquisition prepaid $6,000 of this facility and, during the second half of 2011, Navios Acquisition drew down $33,609 from the facility. As of June 30, 2012, following a prepayment of $5,000 of this facility during the first quarter of 2012, the outstanding amount under this facility was $35,000 (December 31, 2011: $40,000) and was recorded under "Loan receivable from affiliate companies".